May 2, 1997


VIA EDGAR
---------


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide VL Separate Account - A of
           Nationwide Life and Annuity Insurance Company
           SEC File No.  33-44300
           CIK No.  0000865640

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account - A (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact Heather Harker Nye at (614) 249-0075.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY



Heather Harker Nye
Compliance Counsel


cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 10-6
         Office of Insurance Products and Legal Compliance